Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 15,345	$ 13,355	$ 13,864
Less net earnings (loss) attributable to noncontrolling interests	112	298	223
Net earnings attributable to GE common shareowners for per-share calculation, Basic	15,233	13,057	13,641
Other comprehensive income (loss)
Investment securities	708	(374)	705
Currency translation adjustments	(2,729)	(308)	300
Cash flow hedges	234	467	453
Benefit plans	(7,279)	11,300	2,299
Other comprehensive income (loss)	(9,066)	11,085	3,757
Less Other comprehensive income (loss) attributable to noncontrolling interests	(14)	(25)	13
Other comprehensive income attributable to GE	(9,052)	11,110	3,744
Comprehensive income	6,279	24,440	17,621
Less Comprehensive income (loss) attributable to noncontrolling interests	98	273	236
Comprehensive income attributable to Company	$ 6,181	$ 24,167	$ 17,385